Offerings	Nov. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	369,720
Proposed Maximum Offering Price per Unit	4.72
Maximum Aggregate Offering Price	$ 1,745,078.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 241.00
Offering Note	(1) Represents additional shares of Solana Company's (the "Company") Class A common stock, par value $0.001 per share (the "Common Stock") to be offered and sold by the selling securityholders or their permitted transferees consisting of 369,720 Common Stock of the Company. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. This estimate is made solely for the purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on Nasdaq Capital Market on November 13, 2025 of $4.72 per share.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Fees Previously Paid Equity Common Stock, par value $0.001 per share
Amount Registered | shares	155,276,497
Proposed Maximum Offering Price per Unit	12.2275
Maximum Aggregate Offering Price	$ 1,898,643,367.07
Amount of Registration Fee	$ 262,202.65
Offering Note	(2) Represents shares of Common Stock to be offered and sold by the selling securityholders consisting of 155,276,497 Common Stock that were previously registered.